UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Income Opportunity Trust, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Income Opportunity Trust (BNA)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—151.9%
		Mortgage Pass-Through Securities—54.5%
		Federal Home Loan Mortgage Corp.,
$655	[1,2]	4.207%, 1/01/35	$661,994
1,456	[1,2]	5.067%, 1/01/35	1,423,623
		Federal National Mortgage Assoc.,
13,857	[2]	5.00%, 7/01/35-4/01/37	13,034,972
88		5.00%, 1/01/37	82,730
350	[3]	5.50%, 12/01/32	339,354
3,577		5.50%, 9/01/14-3/01/37	3,514,893
26,053	[2]	5.50%, 12/01/13-6/01/36	25,508,208
7,045	[2,3]	5.50%, 1/01/33	6,839,187
654		6.00%, 4/01/16-7/01/17	658,299
1,052	[2]	6.00%, 3/01/16-1/01/37	1,044,299
107		7.00%, 2/01/24-8/01/36	111,034
135,700		TBA, 5.50%, 8/20/22-8/14/37	131,076,875
16,300		TBA, 6.00%, 8/14/37	16,147,187
97		Government National Mortgage Assoc., 8.00%, 4/15/24-6/15/25	103,413
		Total Mortgage Pass-Through Securities	200,546,068
		Federal Housing Administration Securities—1.1%
		General Motors Acceptance Corp. Projects,
193		Ser. 37, 7.43%, 5/01/22	193,534
77		Ser. 44, 7.43%, 8/01/22	77,780
		Merrill Projects,
148	[4]	Ser. 29, 7.43%, 10/01/20	148,563
50	[4]	Ser. 42, 7.43%, 9/01/22	49,986
1,735		Reilly Project, Ser. B-11, 7.40%, 4/01/21	1,739,851
1,732		Westmore Project, 7.25%, 4/01/21	1,728,291
		Total Federal Housing Administration Securities	3,938,005
		Agency Multiple Class Mortgage Pass-Through Securities—6.6%
		Federal Home Loan Mortgage Corp.,
—	[1]	Ser. 192, Class U, 1,009.033%, 2/15/22	4
—		Ser. 1057, Class J, 1,008.001%, 3/15/21	756
3,200		Ser. 2806, Class VC, 6.00%, 12/15/19	3,253,998
6,000		Ser. 2874, Class BC, 5.00%, 10/15/19	5,751,113
1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,326,606
1,725		Ser. 2968, Class EG, 6.00%, 10/15/34	1,748,094
7,093		Ser. 3174, Class PZ, 5.00%, 1/15/36	6,157,788
		Federal National Mortgage Assoc.,
3,000		Ser. 5, Class PK, 5.00%, 12/25/34	2,966,092
1,556	[1]	Ser. 118, Class FD, 5.72%, 12/25/33	1,568,837
1,564		Government National Mortgage Assoc., Ser. 65, Class VA, 6.00%, 6/20/15	1,594,168
		Total Agency Multiple Class Mortgage Pass-Through Securities	24,367,456
		Non-Agency Multiple Class Mortgage Pass-Through Securities—4.9%
2,416		Donaldson, Lufkin & Jenrette Commercial Mortgage Corp., Class A 1B, 7.18%, 11/10/33	2,511,601
2,630		First Union-Lehman Brothers-Bank of America, Ser. C2, Class D, 6.778%, 11/18/35	2,745,973
2,310		GE Capital Commercial Mortgage Corp., Ser. 1A, Class A3, 6.269%, 12/10/35	2,373,033
2,580		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,501,238
7,312		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	7,834,296
3	[1,5]	Summit Mortgage Trust, Ser. 1, Class B1, 6.604%, 12/28/12	2,532
		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	17,968,673
		Inverse Floating Rate Mortgage Securities—0.4%
446	[1]	Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	461,453
		Federal National Mortgage Assoc.,
—	[1]	Ser. 7, Class S, 541.833%, 3/25/21	3,050
—	[1]	Ser. 17, Class S, 531.967%, 6/25/21	4,618
1,089	[1]	Ser. 23, Class PS, 8.777%, 4/25/23	1,113,163
—	[1]	Ser. 46, Class S, 1,295.281%, 5/25/21	3,530
—	[1]	Ser. 49, Class S, 479.05%, 12/25/21	1,598
59	[1]	Ser. 87, Class S, 12.522%, 8/25/21	69,107
		Total Inverse Floating Rate Mortgage Securities	1,656,519
		Asset-Backed Securities—12.4%
1,369	[1]	Ameriquest Mortgage Securities, Inc., Ser. R11, Class A1, 5.622%, 11/25/34	1,366,608
3,025		Capital Auto Receivables Asset Trust, Ser. 1, Class A3, 5.03%, 10/15/09	3,019,123
2,650	[1]	Chase Issuance Trust, Ser. A3, 5.31%, 7/15/11	2,650,442
3,100		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	3,089,064
3,125		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	3,113,525
571	[1]	Countrywide Asset-Backed Certificates, Ser. 16, Class 4AV1, 5.42%, 1/25/35	571,251
3,150		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	3,145,219
2,575	[1]	Discover Card Master Trust I, Ser. 1, Class A, 5.33%, 9/16/10	2,565,888
3,400		Ford Credit Auto Owner Trust, Ser. A, Class A3, 5.07%, 11/15/09	3,394,837
2,550		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,520,313
		MBNA Credit Card Master Note Trust,
3,075		Ser. A1, Class A, 4.90%, 7/15/11	3,068,286
4,050	[1]	Ser. A4, 5.31%, 9/15/11	4,050,646
2,500		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	2,404,250
292	[1,4]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.43%, 9/25/36	292,099
		Morgan Stanley ABS Capital I,
1,767	[1]	Ser. HE5, Class A2A, 5.39%, 8/25/36	1,765,031
1,401	[1]	Ser. NC4, Class A2A, 5.35%, 6/25/36	1,399,798
349	[1]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.40%, 1/25/36	348,600
736	[1]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.40%, 1/25/36	736,242
3,075		USAA Auto Owner Trust, Ser. 1, Class A3, 5.01%, 9/15/10	3,071,138
2,925		Wachovia Auto Owner Trust, Ser. A, Class A4, 5.38%, 3/20/13	2,940,926
		Total Asset-Backed Securities	45,513,286
		Interest Only Asset-Backed Securities—0.3%
142	[1,5]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.803%, 6/15/17	18
		Sterling COOFS Trust,
15,269	[1]	Ser. 1, 2.365%, 4/15/29	677,551
13,261	[1]	Ser. 2, 2.081%, 3/30/30	356,394
		Total Interest Only Asset-Backed Securities	1,033,963

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Interest Only Mortgage-Backed Securities—1.0%
		Federal Home Loan Mortgage Corp.,
$—		Ser. 176, Class M, 1,010.00%, 7/15/21	$34
—		Ser. 200, Class R, 93,495.97%, 12/15/22	163
7	[1]	Ser. 1043, Class H, 20.813%, 2/15/21	6,874
—	[1]	Ser. 1054, Class I, 413.56%, 3/15/21	99
—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	581
—	[1]	Ser. 1148, Class E, 563.074%, 10/15/21	263
—		Ser. 1179, Class O, 1,009.389%, 11/15/21	43
157		Ser. 1254, Class Z, 8.50%, 4/15/22	141
243		Ser. 1831, Class PG, 6.50%, 3/15/11	18,482
5,971		Ser. 2611, Class QI, 5.50%, 9/15/32	1,088,471
		Federal National Mortgage Assoc.,
82		Ser. 5, Class H, 9.00%, 1/25/22	17,175
5		Ser. 7, Class 2, 8.50%, 4/01/17	1,035
—	[1]	Ser. 10, Class S, 524.318%, 5/25/21	9,046
—	[1]	Ser. 12, Class S, 553.577%, 5/25/21	7,633
—		Ser. 33, Class PV, 1,078.42%, 10/25/21	9,056
—		Ser. 38, Class N, 1,008.50%, 4/25/21	247
2		Ser. 46, Class H, 1,042.50%, 12/25/09	19,487
358	[1]	Ser. 50, Class SI, 1.20%, 4/25/23	9,140
10		Ser. 89, Class 2, 8.00%, 6/01/18	2,208
25,134	[1]	Ser. 90, Class JH, 1.38%, 11/25/34	1,096,330
3		Ser. 94, Class 2, 9.50%, 8/01/21	740
—		Ser. 99, Class L, 930.00%, 8/25/21	2,928
—		Ser. 123, Class M, 1,009.50%, 10/25/20	531
12	[1]	Ser. 136, Class S, 14.746%, 11/25/20	15,294
—		Ser. 139, Class PT, 648.35%, 10/25/21	3,484
4,494		Ser. 378, Class 19, 5.00%, 6/01/35	1,124,464
4,225	[1,5]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.977%, 2/19/25	88,388
1,187	[1]	Salomon Brothers Mortgage Securities VII, Ser. 1, 0.592%, 3/25/22	78
		Total Interest Only Mortgage-Backed Securities	3,522,415
		Principal Only Mortgage-Backed Securities—0.1%
86	[3,6]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 7.50%, 2/15/24	78,754
		Federal National Mortgage Assoc.,
70[6]		Ser. 51, Class E, 8.00%, 2/25/23	59,294
12[6]		Ser. 70, Class A, 7.00%, 5/25/23	9,741
25[6]		Ser. 167, Class D, 8.50%, 10/25/17	23,575
21[6]		Ser. 203, Class 1, 8.00%, 2/01/23	17,112
15[6]		Ser. 228, Class 1, 7.00%, 5/01/23	11,413
		Total Principal Only Mortgage-Backed Securities	199,889
		Commercial Mortgage-Backed Securities—5.1%
2,320		Bear Stearns Commercial Mortgage Services, Ser. PWR7, Class A2, 4.945%, 2/11/41	2,264,357
2,970		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,874,075
2,400	[1]	Credit Suisse Mortgage Capital Certificates, Ser. C2, Class A3, 5.542%, 1/15/49	2,320,689
2,090		First Union National Bank Commercial Mortgage Trust, Ser. C2, Class A2, 7.202%, 10/15/32	2,179,136
2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A4, 4.547%, 12/10/41	2,381,063
		JPMorgan Chase Commercial Mortgage Securities Corp.,
1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,006,116
2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,296,784
2,530	[1]	Lehman Brothers-UBS Commercial Mortgage Trust, Ser. C4, Class A3, 4.982%, 6/15/29	2,510,446
		Total Commercial Mortgage-Backed Securities	18,832,666
		Collateralized Mortgage Obligation Residual Securities—0.0%
		Collateralized Mortgage Obligation Trust,
—		Ser. 19, Class R, 14.132%, 3/15/20	1,471
—		Ser. 40, Class R, 580.50%, 4/01/18	144
—		Ser. 42, Class R, 6,000.00%, 10/01/14	1,805
—		Ser. 75, Class R, 9.50%, 1/15/21	2
—		Ser. 75, Class RS, 12.479%, 1/15/21	2
		Federal Home Loan Mortgage Corp.,
—		Ser. 173, Class R, 9.00%, 11/15/21	10
—		Ser. 173, Class RS, 9.029%, 11/15/21	11
6		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—
		Total Collateralized Mortgage Obligation Residual Securities	3,445
		Corporate Bonds—56.5%
		Aerospace & Defense—0.8%
170	[5]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	168,300
1,363		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,390,260
		DRS Technologies, Inc.,
80		6.875%, 11/01/13	76,800
80		7.625%, 2/01/18	76,800
15		Sequa Corp., 9.00%, 8/01/09	15,600
140	[5]	TransDigm, Inc., 7.75%, 7/15/14	137,200
1,250		United Technologies Corp., 4.875%, 5/01/15	1,188,070
		Total Aerospace & Defense	3,053,030
		Automotive—0.3%
305		Accuride Corp., 8.50%, 2/01/15	289,750
		AutoNation, Inc.,
170		7.00%, 4/15/14	158,950
160	[1]	7.36%, 4/15/13	148,800
410		Lear Corp., Ser. B, 8.75%, 12/01/16	379,250
295		Metaldyne Corp., 10.00%, 11/01/13	289,100
		Total Automotive	1,265,850
		Basic Materials—3.4%
1,115		AK Steel Corp., 7.75%, 6/15/12	1,103,850
510		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	402,900
280	[5]	American Pacific Corp., 9.00%, 2/01/15	277,200
90	[1]	Bowater, Inc., 8.36%, 3/15/10	85,050
230		CPG Intl. I, Inc., 10.50%, 7/01/13	223,100
30		Chemtura Corp., 6.875%, 6/01/16	27,675
80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	74,600
171		Equistar Chemicals LP/Equistar Funding Corp., 10.625%, 5/01/11	178,695
		Freeport-McMoRan Copper & Gold, Inc.,
1,275		8.375%, 4/01/17	1,338,750
360	[1]	8.564%, 4/01/15	370,800
		Huntsman LLC,
72		12.00%, 7/15/12	79,200
230		11.625%, 10/15/10	244,375
1,500	[5]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	1,372,500
975		Innophos, Inc., 8.875%, 8/15/14	979,875
565	[5]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	536,750
		Lyondell Chemical Co.,
60		8.00%, 9/15/14	64,200
130		10.50%, 6/01/13	140,400
575		NewPage Corp., 10.00%, 5/01/12	586,500

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Basic Materials—(cont'd)
		Noranda, Inc. (Canada)
$600		6.00%, 10/15/15	$600,936
1,550		6.20%, 6/15/35	1,479,627
630	[1]	Nova Chemicals Corp., 8.484%, 11/15/13 (Canada)	614,250
1,570		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,442,083
360		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	340,200
25	[5]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	25,500
		Total Basic Materials	12,589,016
		Building & Development—0.2%
495		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	495,000
210		Nortek, Inc., 8.50%, 9/01/14	180,600
85		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	85,425
		Total Building & Development	761,025
		Commercial Services—0.1%
125		FTI Consulting, Inc., 7.75%, 10/01/16	122,500
225	[5]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	216,000
		Total Commercial Services	338,500
		Consumer Products—2.2%
720	[1]	Ames True Temper, Inc., 9.36%, 1/15/12	712,800
30	[1]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	28,800
850		CVS Caremark Corp., 6.25%, 6/01/27	810,933
330	[5]	Dollar General Corp., 10.625%, 7/15/15	292,050
840		Federated Retail Holdings, Inc., 5.90%, 12/01/16	812,466
		General Nutrition Centers, Inc.,
500	[5]	9.796%, 3/15/14	465,000
450	[5]	10.75%, 3/15/15	425,250
975		Kimberly-Clark Corp., 6.625%, 8/01/37	980,700
369		Lazy Days RV Center, Inc., 11.75%, 5/15/12	357,930
		Michaels Stores, Inc.,
530	[5]	10.00%, 11/01/14	514,100
670	[5]	11.375%, 11/01/16	646,550
300		Quiksilver, Inc., 6.875%, 4/15/15	265,500
250		Reynolds American, Inc., 7.625%, 6/01/16	258,066
790		Rite Aid Corp., 7.50%, 3/01/17	724,825
190	[5]	Sally Holdings LLC, 10.50%, 11/15/16	179,550
670		United Rentals NA, Inc., 7.00%, 2/15/14	681,725
		Total Consumer Products	8,156,245
		Containers & Packaging—0.9%
		Berry Plastics Holding Corp.,
290		8.875%, 9/15/14	278,400
190	[1]	9.235%, 9/15/14	182,400
150		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	147,750
330	[1,5]	Impress Holdings BV, 8.485%, 9/15/13 (Netherlands)	330,000
1,626		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,646,325
535		Pregis Corp., 12.375%, 10/15/13	593,850
		Total Containers & Packaging	3,178,725
		Ecological Services & Equipment—0.8%
2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,272,500
600		Waste Services, Inc., 9.50%, 4/15/14	609,000
		Total Ecological Services & Equipment	2,881,500
		Energy—7.8%
2,625		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,534,674
160		Berry Petroleum Co., 8.25%, 11/01/16	154,400
950		Burlington Resources Finance Co., 7.40%, 12/01/31 (Canada)	1,081,661
550		CMS Energy Corp., 6.55%, 7/17/17	529,626
350		Canadian Natural Resources Ltd., 6.25%, 3/15/38 (Canada)	334,568
380		Chaparral Energy, Inc., 8.50%, 12/01/15	341,050
		Chesapeake Energy Corp.,
175		6.375%, 6/15/15	164,281
20		6.875%, 11/15/20	18,625
1,300		Cleveland Electric Illuminating Co., 5.95%, 12/15/36	1,186,804
		Compagnie Generale de Geophysique-Veritas (France)
60		7.50%, 5/15/15	58,500
100		7.75%, 5/15/17	97,500
225		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	210,375
150		Conoco Funding Co., 7.25%, 10/15/31 (Canada)	168,365
1,970	[1]	ConocoPhillips Australia Funding Co., 5.46%, 4/09/09	1,970,827
150		ConocoPhillips Funding Co., 5.95%, 10/15/36 (Canada)	145,345
275		ConocoPhillips Holding Co., 6.95%, 4/15/29	299,735
450		DTE Energy Co., 6.35%, 6/01/16	456,196
125		Devon Energy Corp., 7.95%, 4/15/32	146,260
130		Edison Mission Energy, 7.50%, 6/15/13	125,450
150		El Paso Natural Gas Co., 8.875%, 6/15/32	173,607
182		Elwood Energy LLC, 8.159%, 7/05/26	183,241
425		EnCana Corp., 6.50%, 8/15/34 (Canada)	430,089
		Encore Acquisition Co.,
50		6.00%, 7/15/15	43,000
60		7.25%, 12/01/17	54,000
1,675		Energy East Corp., 6.75%, 7/15/36	1,734,590
435		Exco Resources, Inc., 7.25%, 1/15/11	431,737
480		FirstEnergy Corp., Ser. B, 6.45%, 11/15/11	495,260
575		Florida Power & Light Co., 4.95%, 6/01/35	494,716
90		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	83,700
190	[5]	Halliburton Co., 7.60%, 8/15/96	211,358
255		KCS Energy, Inc., 7.125%, 4/01/12	249,900
1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,300,726
800		Midamerican Energy Co., 5.80%, 10/15/36	754,313
950		Midamerican Energy Holdings Co., 5.95%, 5/15/37	889,027
83		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	86,193
175		Mirant Americas Generation LLC, 8.30%, 5/01/11	171,500
		NRG Energy, Inc.,
50		7.25%, 2/01/14	48,250
285		7.375%, 2/01/16	275,025
1,100	[5]	Nakilat, Inc., 6.067%, 12/31/33 (Qatar)	1,051,380
500		ONEOK Partners LP, 6.65%, 10/01/36	493,225
490	[5]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	490,000
350		Ohio Edison Co., 6.875%, 7/15/36	363,452
140		Orion Power Holdings, Inc., 12.00%, 5/01/10	151,900
350	[5]	Sabine Pass LNG LP, 7.50%, 11/30/16	332,500
175		Scottish Power Plc, 5.375%, 3/15/15 (United Kingdom)	172,106
350	[5]	SemGroup LP, 8.75%, 11/15/15	344,750
250		Southern California Edison Co., 5.625%, 2/01/36	233,217
500	[1,5]	Stone Energy Corp., 9.11%, 7/15/10	498,750
360	[5]	Targa Resources, Inc., 8.50%, 11/01/13	399,120
600		Trans-Canada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	570,752
1,050		Valero Energy Corp., 6.625%, 6/15/37	1,045,119

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Energy—(cont'd)
$2,200		Virginia Electric & Power Co., Ser. A, 6.00%, 5/15/37	$2,104,113
625	[5]	Weatherford Int'l., Inc., 6.80%, 6/15/37	638,682
415		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	388,425
1,300		XTO Energy, Inc., 6.75%, 8/01/37	1,321,809
		Total Energy	28,733,774
		Entertainment & Leisure—1.0%
185		AMC Entertainment, Inc., 11.00%, 2/01/16	191,012
90		Cinemark, Inc., Zero Coupon, 3/15/14	81,000
250		Gaylord Entertainment Co., 6.75%, 11/15/14	232,500
325	[5]	Greektown Holdings LLC, 10.75%, 12/01/13	333,125
600		Harrah's Operating Co., Inc., 5.75%, 10/01/17	426,000
2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,040,000
290		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	285,650
245		Travelport LLC, 9.875%, 9/01/14	248,675
25		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	23,188
		Total Entertainment & Leisure	3,861,150
		Financial Institutions—17.8%
350		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	329,000
190	[1,5]	BMS Holdings, Inc., 12.40%, 2/15/12	188,100
2,450		Bank of America Corp., 7.80%, 2/15/10	2,596,165
		Bank of America NA,
1,750		Ser. BKNT, 6.00%, 10/15/36	1,666,665
1,975		Ser. BKNT, 6.10%, 6/15/17	1,985,680
5,465	[1]	Barclays Bank Plc NY, 5.37%, 3/13/09	5,470,301
2,525		Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	2,470,190
1,415		Chubb Corp., 6.00%, 5/11/37	1,350,786
		Citigroup, Inc.,
5,975	[3]	4.125%, 2/22/10	5,826,880
555		5.875%, 5/29/37	519,160
1,200		6.125%, 8/25/36	1,161,245
550		6.875%, 2/15/98	560,140
		Credit Suisse First Boston, Inc.,
700	[3]	6.125%, 11/15/11	714,936
1,000		7.125%, 7/15/32	1,123,512
4,150	[5]	Depfa ACS Bank, 5.125%, 3/16/37 (Ireland)	3,736,137
		Ford Motor Credit Co. LLC,
380		7.80%, 6/01/12	361,799
220	[1]	8.11%, 1/13/12	210,065
		Fort Irwin Land LLC,
780	[5]	Ser. A, Class II, 5.30%, 12/15/35	731,921
575	[5]	Ser. A-1, 5.03%, 12/15/25	535,503
3,000		General Electric Capital Corp., 6.75%, 3/15/32	3,266,805
1,000		Goldman Sachs Group, Inc. (The), 6.60%, 1/15/12	1,034,017
1,275		HSBC Holdings Plc, 6.50%, 5/02/36 (United Kingdom)	1,271,541
270		iPayment, Inc., 9.75%, 5/15/14	257,850
878	[5]	iPayment Investors LP, 11.625%, 7/15/14	878,131
360		K&F Acquisition, Inc., 7.75%, 11/15/14	387,000
1,500		Lehman Brothers Holdings, Inc., Ser. MTN, 6.00%, 7/19/12	1,501,508
1,200		MetLife, Inc., 5.70%, 6/15/35	1,102,051
		Momentive Performance Materials, Inc.,
50	[5]	9.75%, 12/01/14	48,000
830	[5]	10.125%, 12/01/14	803,025
		Morgan Stanley,
3,620	[1]	5.61%, 1/09/12	3,556,545
2,100		6.25%, 8/09/26	2,005,483
950		Prudential Financial, Inc., Ser. MTN, 5.70%, 12/14/36	861,190
6,100	[1,5]	Rabobank Nederland Global, 5.36%, 4/06/09 (Netherlands)	6,103,410
		Rainbow National Services LLC,
225	[5]	8.75%, 9/01/12	230,625
1,650	[5]	10.375%, 9/01/14	1,798,500
600	[1]	SLM Corp., 5.66%, 1/27/14	511,406
360		Standard Aero Holdings, Inc., 8.25%, 9/01/14	378,000
1,050		Travelers Cos., Inc., Ser. MTN, 6.25%, 6/15/37	1,011,413
50	[1]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	50,250
1,000		Wells Fargo & Co., 4.625%, 8/09/10	979,346
		Wells Fargo Bank NA,
1,375		5.95%, 8/26/36	1,332,220
2,000		7.55%, 6/21/10	2,123,108
650	[5]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	546,000
1,875	[5]	Xstrata Finance Ltd., 5.80%, 11/15/16 (Canada)	1,838,752
		Total Financial Institutions	65,414,361
		Health Care—2.3%
1,135		Bristol-Myers Squibb Co., 5.875%, 11/15/36	1,055,071
2,495		Eli Lilly & Co., 5.55%, 3/15/37	2,299,424
1,490		Tenet Healthcare Corp., 6.50%, 6/01/12	1,244,150
1,175		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	1,082,697
		WellPoint, Inc.,
595		5.85%, 1/15/36	539,428
475		6.375%, 6/15/37	465,319
1,775		Wyeth, 5.95%, 4/01/37	1,685,032
		Total Health Care	8,371,121
		Industrials—2.4%
1,700		3M Co., Ser. MTN, 5.70%, 3/15/37	1,641,051
400	[5]	AGY Holding Corp., 11.00%, 11/15/14	412,000
2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,100,000
150		Hexcel Corp., 6.75%, 2/01/15	142,500
915		Honeywell Intl., Inc., 5.70%, 3/15/37	849,737
1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,371,300
165		Park-Ohio Industries, Inc., 8.375%, 11/15/14	153,450
		RBS Global, Inc./Rexnord Corp.,
540		9.50%, 8/01/14	521,100
555		11.75%, 8/01/16	555,000
1,050	[5]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,029,000
116		Trimas Corp., 9.875%, 6/15/12	115,420
		Total Industrials	8,890,558
		Media—7.0%
		AOL Time Warner, Inc.,
1,635		7.57%, 2/01/24	1,740,892
3,000		9.125%, 1/15/13	3,459,969
		Affinion Group, Inc.,
540		10.125%, 10/15/13	542,700
200		11.50%, 10/15/15	201,000
125		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	113,750
1,415		AT&T Broadband Corp., 8.375%, 3/15/13	1,578,513
485		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	485,000
690		CMP Susquehanna Corp., 9.875%, 5/15/14	641,700
161	[1]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	161,805
120		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	115,200
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
955		10.25%, 9/15/10	971,712
180		Ser. B, 10.25%, 9/15/10	182,700
1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,035,306

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Media—(cont'd)
$85		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	$89,250
140		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	142,100
		EchoStar DBS Corp.,
180		5.75%, 10/01/08	178,650
320		7.00%, 10/01/13	307,200
75		7.125%, 2/01/16	70,875
500	[1,5]	ION Media Networks, Inc., 8.61%, 1/15/12	495,000
665		Idearc, Inc., 8.00%, 11/15/16	630,088
535		Network Communications, Inc., 10.75%, 12/01/13	535,000
		News America Holdings, Inc.,
145		8.15%, 10/17/36	165,846
2,475		8.45%, 8/01/34	2,962,746
660		Nexstar Finance, Inc., 7.00%, 1/15/14	640,200
		Nielsen Finance LLC/Nielsen Finance Co.,
330	[5]	Zero Coupon, 8/01/16	216,150
1,100	[5]	10.00%, 8/01/14	1,111,000
450		Primedia, Inc., 8.00%, 5/15/13	473,063
950		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	923,875
70		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	66,850
1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,715,206
1,100	[5]	TL Acquisitions, Inc., 10.50%, 1/15/15	1,012,000
800	[5]	Time Warner Cable, Inc., 6.55%, 5/01/37	764,123
325	[5]	Univision Communications, Inc., 9.75%, 3/15/15	295,750
570		Vertis, Inc., 9.75%, 4/01/09	568,575
1,319		Young Broadcasting, Inc., 10.00%, 3/01/11	1,200,290
		Total Media	25,794,084
		Real Estate—0.9%
1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,041,414
		Rouse Co.,
725		3.625%, 3/15/09	695,420
1,715		5.375%, 11/26/13	1,577,490
		Total Real Estate	3,314,324
		Technology—1.5%
		Amkor Technology, Inc.,
90		7.75%, 5/15/13	82,125
135		9.25%, 6/01/16	129,600
555		Celestica, Inc., 7.625%, 7/01/13 (Canada)	499,500
		Freescale Semiconductor, Inc.,
1,260	[5]	9.125%, 12/15/14	1,111,950
160	[1,5]	9.235%, 12/15/14	146,800
100	[5]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	111,500
805		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	698,338
		Sanmina-SCI Corp.,
70		6.75%, 3/01/13	61,600
590		8.125%, 3/01/16	522,150
495		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	455,400
		SunGard Data Systems, Inc.,
95		9.125%, 8/15/13	95,475
675		10.25%, 8/15/15	675,000
950		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	940,500
		Total Technology	5,529,938
		Telecommunications—6.3%
1,700		BellSouth Telecommunications, Zero Coupon, 12/15/95	818,577
470		Cincinnati Bell, Inc., 7.25%, 7/15/13	462,950
460		Cricket Communications, Inc., 9.375%, 11/01/14	453,675
325		Deutsche Telekom Intl. Finance BV, 5.75%, 3/23/16 (Netherlands)	314,796
270	[5]	Digicel Group Ltd., 8.875%, 1/15/15 (Bermuda)	248,400
170	[1]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	166,600
515		Intelsat Corp., 9.00%, 6/15/16	516,287
		Intelsat Ltd. (Bermuda)
120	[1]	8.886%, 1/15/15	120,600
450		9.25%, 6/15/16	459,000
210		11.25%, 6/15/16	219,450
920	[1]	11.409%, 6/15/13	956,800
300		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	300,750
935	[5]	Nordic Telephone Co. Holdings A.p.S., 8.875%, 5/01/16 (Denmark)	925,650
		Nortel Networks Ltd. (Canada)
585	[1,5]	9.61%, 7/15/11	592,312
200	[5]	10.125%, 7/15/13	207,000
160		PanAmSat Corp., 9.00%, 8/15/14	161,000
		Qwest Corp.,
55		7.875%, 9/01/11	55,825
375	[1]	8.61%, 6/15/13	388,125
		Sprint Capital Corp.,
1,205		6.875%, 11/15/28	1,128,256
1,250		8.75%, 3/15/32	1,373,634
4,375		Telecom Italia Capital S.A., 4.95%, 9/30/14 (Luxembourg)	4,044,679
1,000		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	1,018,449
575		Verizon Global Funding Corp., 7.75%, 6/15/32	634,407
		Verizon Maryland, Inc.,
540		5.125%, 6/15/33	437,450
1,355		Ser. A, 6.125%, 3/01/12	1,377,733
750		Verizon Virginia, Inc., 4.625%, 3/15/13	713,326
		Vodafone Group Plc (United Kingdom)
1,615	[1]	5.45%, 12/28/07	1,615,596
1,000		7.75%, 2/15/10	1,050,192
1,210		West Corp., 11.00%, 10/15/16	1,203,950
360	[5]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	370,800
		Windstream Corp.,
410		8.125%, 8/01/13	414,613
325		8.625%, 8/01/16	329,063
		Total Telecommunications	23,079,945
		Transportation—0.8%
120		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	118,800
120		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	120,000
1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,028,470
450		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	418,500
47		Horizon Lines LLC, 9.00%, 11/01/12	49,938
600	[5]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	609,000
680	[5]	St. Acquisition Corp., 12.50%, 5/15/17	482,800
		Total Transportation	2,827,508
		Total Corporate Bonds	208,040,654

BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	U.S. Government and Agency Securities—5.1%
	Overseas Private Investment Corp.,
$350	4.09%, 5/29/12	$325,945
979 [1]	4.30%, 5/29/12	942,321
734	4.64%, 5/29/12	716,503
415	4.68%, 5/29/12	388,302
3,144	4.87%, 5/29/12	3,096,093
3,909 [1]	5.40%, 5/29/12	4,071,928
6,055	Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	1,918,944
788	Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	809,533
1,800	Tennessee Valley Authority, Ser. C, 5.88%, 4/01/36	1,901,711
4,695	U.S. Treasury Notes, 4.50%, 5/15/17	4,594,498
	Total U.S. Government and Agency Securities	18,765,778
	Trust Preferred Stocks—2.9%
2,150 [1]	Allstate Corp., 6.50%, 5/15/57	1,984,295
600	Bank of America, 5.30%, 3/15/17	570,136
1,725 [1,5,7]	Barclays Bank Plc, 5.926% (United Kingdom)	1,647,644
1,000 [1,5,7]	Credit Agricole S.A., 6.637% (France)	991,640
665 [1]	Progressive Corp., 6.70%, 6/15/37	637,476
1,575 [1,5,7]	Societe Generale, 5.922% (France)	1,513,208
750 [1]	Travelers Cos., Inc., 6.25%, 3/15/67	704,849
2,000 [1,7]	UBS Preferred Funding Trust I, 8.622%	2,176,138
575 [1,5]	ZFS Finance Trust I, 6.50%, 5/09/37	538,466
	Total Trust Preferred Stocks	10,763,852
	Foreign Government Bond—0.3%
1,200	United Mexican States, 6.75%, 9/27/34	1,260,000
	Taxable Municipal Bond—0.3%
1,100	Illinois State Pension, 5.10%, 6/01/33	1,011,032
Shares
	Common Stocks—0.0%
1,895	Critical Care Systems Intl., Inc.	11,844
	Preferred Stock—0.4%
65,000	Deutsche Bank Contingent Capital Trust II, 6.55%	1,586,000
	Total Long-Term Investments
	(cost $569,475,003)	559,021,545
Principal
Amount
(000)
	SHORT-TERM INVESTMENT—0.2%
	U.S. Government and Agency Discount Notes—0.2%
800 [8]	Federal Home Loan Bank Disc. Notes, 5.091%, 8/01/07 (cost $800,000)	800,000
Notional
Amount
(000)
	OUTSTANDING OPTIONS PURCHASED—0.9%
	Interest Rate Swaps,
7,300	Trust pays 5.39%, Trust receives 3-month LIBOR, expires 3/19/12	454,425
7,300	Trust pays 3-month LIBOR, Trust receives 5.39%, expires 3/19/12	240,097
5,500	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	435,474
5,500	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	284,405
12,300	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	733,818
12,300	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	428,040
8,425	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 12/12/12	415,521
9,000	Trust pays 5.90%, Trust receives 3-month LIBOR, expires 8/31/07	6,570
8,425	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 6/08/12	353,850
	Total Outstanding Options Purchased
	(cost $2,961,448)	3,352,200
	Total Investments before TBA sale commitments and outstanding options written
	(cost 573,236,4519)	563,173,745
Principal
Amount
(000)
	TBA SALE COMMITMENT—(0.1)%
$(400)	Federal National Mortgage Assoc., 5.00%, 8/14/37 (proceeds $373,563)	(375,125)
Notional
Amount
(000)
	OUTSTANDING OPTIONS WRITTEN—(0.5)%
	Interest Rate Swaps,
(5,300)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(153,965)
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(237,228)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(55,951)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(232,047)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(494,177)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(434,173)
(7,300)	Trust pays 3-month LIBOR, Trust receives 5.148%, expires 3/19/08	(294,482)
(7,300)	Trust pays 5.115%, Trust receives 3-month LIBOR, expires 3/19/08	(63,364)
	Total Outstanding Options Written
	(premium received $2,478,560)	(1,965,387)
Total Investments net of TBA sale commitments and outstanding options written—152.4%		$560,833,233
Liabilities in excess of other assets (including $974,596 receivable from investments sold, $7,154,296 interest receivable,
$153,919,387 investments purchased payable and $45,862,000 reverse repurchase agreement payable)—(52.4)%		(192,846,815)
Net Assets—100%		$367,986,418

[1]	Variable rate security. Rate shown is interest rate as of July 31, 2007.

[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

[3]

Security, or a portion thereof, pledged as collateral with a value of $3,027,022 on 1,761 long U.S. Treasury Bond futures contracts expiring September 2007, 640 short Eurodollar futures contracts expiring September to December 2007 and 1,221 short U.S. Treasury Note futures contracts expiring September 2007. The notional value of such contracts on July 31, 2007 was $92,784,188, with an unrealized gain of $434,327.

[4]	Represents an investment in an affiliate.

[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 11.5% of its net assets, with a current market value of $42,246,850, in securities restricted as to resale.

[6]	Rate shown is effective yield of the underlying collateral as of July 31, 2007.

[7]	The security is a perpetual bond and has no stated maturity date.

[8]	Rate shown is the yield to maturity as of the date of purchase.

[9]

Cost for federal income tax purposes is $573,604,049. The net unrealized depreciation on a tax basis is $10,430,304, consisting of $4,826,908 gross unrealized appreciation and $15,257,212 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
COOFS	—	Certificates and Confirmations of Originator Fees
LIBOR	—	London Interbank Offered Rate
TBA	—	To Be Announced

Item 2 – Controls and Procedures

2	(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2	(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Income Opportunity Trust, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: September 20, 2007